Guarantees, commitments and risks - Sensitivity USD (Details) - Strategic liquidity risk - US Dollars - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Value at risk	$ 50	$ 50
Minimum
Guarantees, commitments and risks
Value at risk	30	20
Maximum
Guarantees, commitments and risks
Value at risk	70	50
Average
Guarantees, commitments and risks
Value at risk	$ 50	$ 40